Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: May 10, 2024

Payment Date	5/15/2024
Collection Period Start	4/1/2024
Collection Period End	4/30/2024
Interest Period Start	4/15/2024
Interest Period End	5/14/2024

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$206,454,196.18	$15,334,471.79	$191,119,724.39	0.877179	Oct-26
Class A-2b Notes	$206,454,196.18	$15,334,471.79	$191,119,724.39	0.877179	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$905,698,392.36	$30,668,943.58	$875,029,448.78

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$987,793,239.63	$954,215,162.71	0.776435
YSOC Amount	$79,274,638.98	$76,365,505.64
Adjusted Pool Balance	$908,518,600.65	$877,849,657.07
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$206,454,196.18	5.91000%	30/360	$1,016,786.92
Class A-2b Notes	$206,454,196.18	5.92002%	ACT/360	$1,018,510.81
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$905,698,392.36			$4,391,812.57

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$987,793,239.63	$954,215,162.71
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$908,518,600.65	$877,849,657.07
Number of Receivables Outstanding	46,168	45,444
Weighted Average Contract Rate	5.13%	5.14%
Weighted Average Remaining Term (months)	50.1	49.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,309,251.73
Principal Collections	$33,306,509.86
Liquidation Proceeds	$219,183.48
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$37,834,945.07
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$37,834,945.07

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$823,161.03	$823,161.03	$—	$—	$37,011,784.04
Interest - Class A-1 Notes	$—	$—	$—	$—	$37,011,784.04
Interest - Class A-2a Notes	$1,016,786.92	$1,016,786.92	$—	$—	$35,994,997.12
Interest - Class A-2b Notes	$1,018,510.81	$1,018,510.81	$—	$—	$34,976,486.31
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$33,057,050.31
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$32,754,647.98
First Allocation of Principal	$—	$—	$—	$—	$32,754,647.98
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$32,709,755.81
Second Allocation of Principal	$5,308,735.29	$5,308,735.29	$—	$—	$27,401,020.52
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$27,356,128.35
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$16,086,128.35
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$16,041,236.18
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,771,236.18
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,771,236.18
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,951,027.89
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,951,027.89
Remaining Funds to Certificates	$1,951,027.89	$1,951,027.89	$—	$—	$—
Total	$37,834,945.07	$37,834,945.07	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$79,274,638.98
Increase/(Decrease)	$(2,909,133.34)
Ending YSOC Amount	$76,365,505.64

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$908,518,600.65	$877,849,657.07
Note Balance	$905,698,392.36	$875,029,448.78
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	27	$271,567.06
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	61	$219,183.48
Monthly Net Losses (Liquidation Proceeds)			$52,383.58
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.19%
Second Preceding Collection Period			0.18%
Preceding Collection Period			0.11%
Current Collection Period			0.06%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$943,346.89
Cumulative Net Loss Ratio			0.08%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.11%	40	$1,004,166.43
60-89 Days Delinquent	0.03%	11	$282,718.46
90-119 Days Delinquent	0.02%	5	$154,191.68
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.15%	56	$1,441,076.57

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$75,826.90
Total Repossessed Inventory		5	$152,981.91

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		16	$436,910.14
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.04%
Current Collection Period			0.05%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.21	0.02%	8	0.02%